BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

(US$ MILLIONS)	Business Services	Infrastructure Services	Industrial Operations	Total Borrowings
2019	$797	$713	$309	$1,819
2020	22	359	622	1,003
2021	27	313	452	792
2022	177	602	207	986
2023	72	507	227	806
Thereafter	133	3,254	2,073	5,460
Total - December 31, 2018	$1,228	$5,748	$3,890	$10,866
Total - December 31, 2017	$1,190	$—	$2,075	$3,265
The weighted average interests rates of borrowings are as follows:

(US$ MILLIONS)	Weighted Average Rate		Weighted Average Term		Consolidated
	2018	2017	2018	2017	2018	2017
Business Services	5.11%	4.06%	2.47	3.07	$1,228	$1,190
Infrastructure Services	6.16%	2.97%	6.14	1.55	5,748	—
Industrial Operations	7.31%	9.22%	6.66	7.05	3,890	$2,075
Corporate and Others	—%	—%	0	0	—	—
Total	6.45%	7.33%	5.93	5.60	$10,866	$3,265

Borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2018	Local Currency	December 31, 2017	Local Currency
Australian dollars	$5	7	$—	—
British pounds	33	26	46	36
U.S. dollars	8,605	8,605	974	974
Canadian dollars	786	1,073	936	1,090
Euro	264	231	17	14
Brazilian reais	1,135	4,399	1,292	4,271
Other	38	175	—	2
Total	$10,866		$3,265